REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Revenues	$ 910,227	$ 1,631,653
Change in revenue, percentage	(44.00%)
Distributors [Member]
Net Revenues	$ 438,745	1,315,007
Change in revenue, percentage	(67.00%)
Amazon [Member]
Net Revenues	$ 87,965	133,787
Change in revenue, percentage	(34.00%)
Online Sales [Member]
Net Revenues	$ 55,190	93,124
Change in revenue, percentage	(41.00%)
Gold Leaf Distribution [Member]
Net Revenues	$ 332,371	70,555
Change in revenue, percentage	371.00%
Shipping [Member]
Net Revenues	$ 24,663	70,339
Change in revenue, percentage	(65.00%)
Sales Returns and Allowances [Member]
Net Revenues	$ (28,707)	$ (51,159)
Change in revenue, percentage	(44.00%)